Capital structure and financial items - Borrowings - Issuance of Eurobonds (Details) € in Millions, kr in Millions	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 248,006		kr 218,658
Eurobond 0.750% Fixed, Maturing March 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 3,730	€ 500
Interest	0.75%	0.75%
Eurobond 3.375% Fixed, Maturing May 2026
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Notional amount	kr 9,698	€ 1,300
Interest	3.375%	3.375%
Eurobond 1.125% Fixed, Maturing Sep 2027
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Notional amount	kr 3,730	€ 500
Interest	1.125%	1.125%
Eurobond 0.125% Fixed, Maturing Jun 2028
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Notional amount	kr 4,849	€ 650
Interest	0.125%	0.125%
Eurobond 3.125% Fixed, Maturing Jan 2029
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Notional amount	kr 7,460	€ 1,000
Interest	3.125%	3.125%
Eurobond 1.375% Fixed, Maturing Mar 2030
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Notional amount	kr 3,730	€ 500
Interest	1.375%	1.375%
Eurobond 3.250% Fixed, Maturing Jan 2031
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Notional amount	kr 7,460	€ 1,000
Interest	3.25%	3.25%
Eurobond 3.375% Fixed, Maturing May 2034
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 10,071	€ 1,350
Interest	3.375%	3.375%